================================================================================


                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 2000
                               ------------------


                                   Value Line
                                      U.S.
                                  Multinational
                                     Company
                                   Fund, Inc.









                                     [LOGO]
                                 --------------
                                   VALUE LINE
                                    No Load
                                     Mutual
                                     Funds

Value Line U.S. Multinational Company Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

Due to difficult market conditions the first half of the Value Line U.S. Multinational Fund's fiscal year is off to a rocky start. For the period from April 1st to September 30, 2000, the Fund posted a loss of 6.25%, versus a loss of 3.59% for the benchmark Standard & Poor's 500 Index. Both measures assume the reinvestment of any dividends. Despite this negative short-term performance differential, we once again advocate the prudence of investing in large, global U.S. companies. Over the longer time period of the past 12 months, the Fund has done very well against the benchmark scoring a 17.93% one-year return vs. 13.28% for the S&P 500.

There have been several violent swings in investor sentiment over the past six months, and as of this writing the market is once again trending downward. In the balance of this letter, we will review some of the reasons for the current weakness in the stock market--including rising oil prices, the weak euro, and uncertainty over corporate earnings--and lay out our case that this environment is temporary.

From our discussions with petroleum analysts, it seems apparent that the recent rise in oil prices, to about $37 a barrel, was largely fueled by speculative fever. One can justify that view by observing that the President's recent release of 30 million barrels from the Strategic Reserve--less than two days of national supply--was sufficient to drive down crude prices by nearly five dollars a barrel. It is true that oil supplies are tight throughout the world, but we think pricing will return to a more rational $25-$30 a barrel over the next several months.

The Euro has been eroding against the dollar since its introduction a year and a half ago, and the recent weakness just continues that trend. Several recent central bank easings around the world should help stimulate Euroland economies, and a group of major nations has recently acted to support the currency.

While there have been some high-profile profit warnings around the end of the third quarter, the vast majority of companies should report results consistent with the economy growing at a rate of 3% or better. We believe that this pace of GDP growth should continue well into 2001 (see our Economic Observations nearby). Meanwhile, inflation remains entirely benign, and the Federal Reserve's tight monetary policy seems to have accomplished its purpose. With the Fed likely to be on hold, lower interest rates and expanding P/E multiples should develop.

Globally, the economic backdrop seems to be in pretty good shape. While western Europe is slowing and Japan remains an economic quagmire, the high-growth economies of the Asia-Pacific region and Latin America, all of which were battered in the currency crises of 1997 and 1998, are back up and running at full throttle. This scenario should benefit U.S. companies operating abroad, which are the focus of this portfolio.

We offer you our best regards for the balance of 2000, and wish you the best for investment success in 2001.


                                               Sincerely,


                                               /s/ Jean Bernhard Buttner

                                               Jean Bernhard Buttner
                                               Chairman and President

October 26, 2000



--------------------------------------------------------------------------------
2

                                Value Line U.S. Multinational Company Fund, Inc.


Value Line U.S. Multinational Company Fund Shareholders
--------------------------------------------------------------------------------
Economic Observations


The U.S. economy is now clearly proceeding along a slower growth track as we move through the final months of the year. Evidence of this deceleration in business activity can be found in the most recent figures on manufacturing, retail spending, and employment. Overall, we estimate that GDP growth will average 3%, or so, over the balance of the year. Thereafter, we would expect the pace of economic activity to hold at these comparatively restrained levels through 2001, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year and a half continues to have the hoped-for effect of stabilizing the economy at comfortably lower growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices continue their uncontrolled ascent for several months and the aforementioned moderation in economic growth fails to continue into 2001, two events that we do not currently expect to take place.

Meanwhile, the Federal Reserve, taking note of the current slower pace of business activity and the comparatively muted inflation figures, is likely to maintain a relatively stable monetary stance over the next several quarters. Indeed, should oil prices reverse course and move back down to the $25-$30-a-barrel level, as seems logical given the expected moderation in underlying demand, or the economy slows more then we now expect, it is conceivable that the central bank's next move could be to lower interest rates sometime next year.


Performance Data:*
                                                                  Average
                                                                   Annual
                                                                   Total
                                                                   Return
                                                                  --------
1 year ended September 30, 2000 .......................            17.93%
3 years ended September 30, 2000 ......................            16.39%
From November 17, 1995+ to
  September 30, 2000 ..................................            21.53%

+  Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.


Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

    Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS (91.6%)

             ADVERTISING (1.6%)
     9,200   Omnicom Group, Inc. ...................                  $  671,025

             BANK (3.9%)
     6,450   Chase Manhattan Corp. .................                     297,909
     9,900   State Street Corporation...............                   1,287,000
                                                                      ----------
                                                                       1,584,909

             COMPUTER &
               PERIPHERALS (13.1%)
    28,000   Cisco Systems, Inc.*...................                   1,547,000
    30,000   Dell Computer Corp.*...................                     924,375
    20,000   EMC Corp.*.............................                   1,982,500
     8,000   International Business
                Machines Corp. .....................                     900,000
                                                                      ----------
                                                                       5,353,875

             COMPUTER SOFTWARE
               & SERVICES (6.6%)
     5,000   Adobe Systems, Inc. ...................                     776,250
    15,000   Fiserv, Inc.*..........................                     898,125
    12,000   Microsoft Corp.*.......................                     723,750
     4,100   Oracle Corp.*..........................                     322,875
                                                                      ----------
                                                                       2,721,000

             DIVERSIFIED
               COMPANIES (1.3%)
    10,000   Tyco International Ltd. ...............                     518,750

             DRUG (8.4%)
    16,000   Amgen Inc.*............................                   1,117,250
     6,800   Biogen, Inc.*..........................                     414,800
     6,000   Merck & Co., Inc. .....................                     446,625
    18,000   Pfizer, Inc. ..........................                     808,875
    14,000   Schering-Plough Corp. .................                     651,000
                                                                      ----------
                                                                       3,438,550

             ELECTRIC UTILITY--
               CENTRAL (3.0%)
    18,000   AES Corp.* (The).......................                   1,233,000

             ELECTRICAL
               EQUIPMENT (4.1%)
     2,400   Corning Inc. ..........................                     712,800
    16,500   General Electric Co. ..................                     951,844
                                                                      ----------
                                                                       1,664,644

             ENTERTAINMENT (2.3%)
     6,000   Time Warner, Inc. .....................                     469,500
     8,200   Viacom, Inc. Class "A"*................                     479,700
                                                                      ----------
                                                                         949,200

             FINANCIAL SERVICES--
               DIVERSIFIED (6.7%)
    18,000   American Express Co. ..................                   1,093,500
    10,125   American International
                Group, Inc. ........................                     968,836
    12,500   Citigroup, Inc. .......................                     675,781
                                                                      ----------
                                                                       2,738,117

             INTERNET (3.0%)
    20,000   America Online, Inc.*..................                   1,075,000
     1,800   Yahoo! Inc.*...........................                     163,800
                                                                      ----------
                                                                       1,238,800

             MEDICAL SUPPLIES (8.6%)
    18,000   Guidant Corp.*.........................                   1,272,375
    12,792   Johnson & Johnson......................                   1,201,649
    20,000   Medtronic, Inc. .......................                   1,036,250
                                                                      ----------
                                                                       3,510,274

             METALS & MINING--
               DIVERSIFIED (0.9%)
    15,000   Alcoa, Inc. ...........................                     379,687


--------------------------------------------------------------------------------
4

                                Value Line U.S. Multinational Company Fund, Inc.

                                                              September 30, 2000

    Shares                                                               Value
--------------------------------------------------------------------------------


             PETROLEUM--
               PRODUCING (1.5%)
    10,500   Apache Corp. ..........................                   $ 620,812

             PRECISION
               INSTRUMENTS (0.5%)
     5,200   KLA-Tencor Corp.*......................                     214,175

             RECREATION (1.5%)
    13,000   Harley-Davidson, Inc. .................                     622,375

             RETAIL--
               SPECIAL LINES (4.3%)
    10,800   Gap, Inc. (The)........................                     217,350
    40,000   Tiffany & Co. .........................                   1,542,500
                                                                      ----------
                                                                       1,759,850

             RETAIL STORE (2.5%)
     9,000   Costco Wholesale Corp.*................                     314,438
    14,800   Wal-Mart Stores, Inc. .................                     712,250
                                                                      ----------
                                                                       1,026,688

             SEMICONDUCTOR (7.2%)
    30,000   Intel Corp. ...........................                   1,246,875
     8,000   PMC-Sierra, Inc.*......................                   1,722,000
                                                                      ----------
                                                                       2,968,875

             SEMICONDUCTOR
               CAPITAL EQUIPMENT
               (2.4%)
    10,000   Altera Corp.*..........................                     477,500
     8,600   Applied Materials Inc.*................                     510,087
                                                                      ----------
                                                                         987,587

             TELECOMMUNICATIONS
               EQUIPMENT (6.6%)
    40,000   ADC
                Telecommunications, Inc.*...........                 $ 1,075,625
     7,400   Lucent Technologies Inc. ..............                     226,163
    11,200   QUALCOMM Inc.*.........................                     798,000
    12,800   Tellabs, Inc.*.........................                     611,200
                                                                      ----------
                                                                       2,710,988

             TELECOMMUNICATION
               SERVICES (1.6%)
    21,600   WorldCom, Inc.*........................                     656,100
                                                                      ----------

             TOTAL COMMON STOCKS
               & TOTAL INVESTMENT
               SECURITIES (91.6%)
               (Cost $15,848,182) ..................                  37,569,281
                                                                      ----------



--------------------------------------------------------------------------------

                                Value Line U.S. Multinational Company Fund, Inc.

Schedule of Investments (unaudited)                           September 30, 2000
--------------------------------------------------------------------------------

  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (8.3%)
(including accrued interest)
$3,400,000 Collateralized by $3,250,000
                U.S. Treasury Bonds 8.375%,
                due 8/15/08, with a value
                of $3,470,159 (with Morgan
                Stanley Dean Witter & Co.,
                6.35%, dated 9/29/00,
                due 10/2/00, delivery
                value $3,401,799)...................                 $ 3,401,200
                                                                      ----------

CASH AND OTHER ASSETS IN
  EXCESS OF LIABLITIES (0.1%) ......................                      48,260
                                                                      ----------

NET ASSETS (100%) ..................................                 $41,018,741
                                                                      ----------

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE,
  PER OUTSTANDING SHARE
  ($41,018,741 / 1,730,480) ........................                  $    23.70
                                                                      ----------

*Non-income producing



See Notes to Financial Statements.

--------------------------------------------------------------------------------
6

                                Value Line U.S. Multinational Company Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2000 (unaudited)


Assets:
Investment securities, at value
  (Cost--$15,848,182) ....................................         $ 37,569,281
Repurchase agreement
  (Cost--$3,401,200) .....................................            3,401,200
Cash .....................................................               98,723
Receivable for capital shares sold .......................              325,562
Dividends receivable .....................................               10,566
Deferred organization costs (note 2) .....................                1,322
                                                                   ------------
    Total Assets .........................................         $ 41,406,654
                                                                   ------------

Liabilities:
Payable for capital shares repurchased ...................              315,701
Accrued expenses:
  Advisory fee payable ...................................               26,794
  Service and distribution plan
    fees payable .........................................                8,936
  Other ..................................................               36,482
                                                                   ------------
    Total Liabilities ....................................              387,913
                                                                   ------------
Net Assets ...............................................         $ 41,018,741
                                                                   ------------

Net Assets consist of:
Capital stock, at $.01 par value
  (authorized 50,000,000,
  outstanding 1,730,480 shares) ..........................         $     17,305
Additional paid-in capital ...............................           18,715,089
Accumulated net investment loss ..........................             (172,464)
Undistributed net realized gain
  on investments .........................................              737,712
Net unrealized appreciation
  of investments .........................................           21,721,099
                                                                   ------------

Net Assets ...............................................         $ 41,018,741
                                                                   ------------

Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($41,018,741 / 1,730,480
  shares outstanding) ....................................         $      23.70
                                                                   ============

Statement of Operations
for the six months ended September 30, 2000 (unaudited)


Investment Income:
Interest ................................................           $    72,393
Dividend ................................................                64,195
                                                                    -----------
    Total Income ........................................               136,588
                                                                    -----------

Expenses:
Advisory fee ............................................               161,815
Service and distribution plan fee .......................                53,938
Auditing and legal fees .................................                20,816
Accounting and bookkeeping fees .........................                16,200
Custodian fees ..........................................                14,439
Registration and filing fees ............................                13,382
Directors' fees and expenses ............................                12,413
Insurance, dues and other ...............................                 5,359
Amortization of deferred
  organization costs (note 2) ...........................                 5,214
Printing ................................................                 4,025
Transfer agent ..........................................                 2,710
                                                                    -----------
    Total Expenses before
      custody credits ...................................               310,311
    Less: custody credits ...............................                (1,259)
                                                                    -----------
      Net Expenses ......................................               309,052
                                                                    -----------
Net Investment Loss .....................................              (172,464)
                                                                    -----------

Net Realized and Unrealized
  Gain (Loss) on Investments:
    Net Realized Gain ...................................               293,463
    Change in Net Unrealized
      Appreciation ......................................            (2,957,311)
                                                                    -----------

Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ........................................            (2,663,848)
                                                                    -----------

Net Decrease in Net Assets
  from Operations .......................................           $(2,836,312)
                                                                    ===========


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line U.S. Multinational Company Fund, Inc.


Statement of Changes in Net Assets
for the six months ended September 30, 2000 (unaudited) and for the year ended March 31, 2000
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                               September 30, 2000      Year Ended
                                                                  (unaudited)         March 31,2000
                                                               ----------------------------------------
Operations:
  Net investment loss .......................................   $   (172,464)         $   (261,154)
  Net realized gain on investments ..........................        293,463               446,945
  Change in net unrealized appreciation .....................     (2,957,311)           10,285,136
                                                                ----------------------------------
  Net (decrease) increase in net assets from operations .....     (2,836,312)           10,470,927
                                                                ----------------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............           --                (749,854)
                                                                ----------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................      7,346,424             7,846,551
  Proceeds from reinvestment of distributions to shareholders           --                 748,821
  Cost of shares repurchased ................................     (8,861,743)           (7,049,157)
                                                                ----------------------------------
  Net (decrease) increase from capital share transactions ...     (1,515,319)            1,546,215
                                                                ----------------------------------

Total (Decrease) Increase in Net Assets .....................     (4,351,631)           11,267,288

Net Assets:
  Beginning of period .......................................     45,370,372            34,103,084
                                                                ----------------------------------
  End of period .............................................   $ 41,018,741          $ 45,370,372
                                                                ----------------------------------

Accumulated Net Investment Loss, at end of period ...........   $   (172,464)         $       --
                                                                ==================================

See Notes to Financial Statements.


--------------------------------------------------------------------------------
8

                                Value Line U.S. Multinational Company Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2000
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

Value Line U.S. Multinational Company Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is maximum total return. The Fund invests primarily in common stock or securities convertible into common stock of U.S. companies that have significant sales from international operations.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

2.  Organization Costs

Costs of $52,030 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized on a straight-line basis over 60 months, beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.


--------------------------------------------------------------------------------

                                Value Line U.S. Multinational Company Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2000
--------------------------------------------------------------------------------


3.  Capital Share Transactions

Transactions in capital stock were as follows:

                                                     Six Months
                                                        Ended
                                                     September 30,    Year Ended
                                                         2000          March 31,
                                                      (unaudited)        2000
                                                       -------------------------
Shares sold .................................          306,017           337,841
Shares issued in reinvestment
  of distributions ..........................             --              33,192
                                                       -------------------------
                                                       306,017           371,033
Shares repurchased ..........................          370,404           302,612
                                                       -------------------------
Net (decrease) increase .....................          (64,387)           68,421
                                                       =========================

4    Purchases and Sales of Securities


Purchases and sales of securities, excluding short-term investments, were as follows:

                                                             Six Months Ended
                                                            September 30, 2000
                                                                 (unaudited)
                                                            -------------------
PURCHASES:
  Investment Securities ................................         $1,954,266
                                                                 ----------
SALES:
  Investment Securities ................................         $4,262,929
                                                                 ----------

At September 30, 2000, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $19,249,382. The aggregate appreciation and depreciation of investments based on a comparison of investment values and their costs for federal income tax purposes was
$22,299,276 and $578,177 respectively, resulting in a net appreciation of $21,721,099.

5.   Advisory Fees,  Service and Distribution  Plan Fees and  Transactions  With
     Affiliates:

An advisory fee of $161,815 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser") for the six months ended September 30, 2000. The fee is computed at the annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $53,938 were paid or payable to the Distributor under this Plan for the six months ended September 30, 2000.

For the six months ended September 30, 2000, the Fund's expenses were reduced by $1,259 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the six months ended September 30, 2000, the Fund paid brokerage commissions totaling $2,767 to the Distributor, which clears its transactions through unaffiliated brokers.

At September 30, 2000, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,412,544 shares of the Fund's capital stock, representing 81.6% of the outstanding shares. In addition, certain officers and directors of the Fund owned 119,565 shares of capital stock, representing 6.9% of the outstanding shares.


--------------------------------------------------------------------------------
10

                                Value Line U.S. Multinational Company Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                                                                            November 17, 1995
                                      September                Years Ended March 31,                         (Commencement of
                                       30, 2000   -------------------------------------------------------      Operations) to
                                     (unaudited)       2000          1999          1998          1997         March 31, 1996
                                     -----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .............    $25.28         $19.75         $16.27         $12.34       $10.55            $10.00
                                     -----------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment (loss) income ....      (.10)          (.15)          (.13)          (.08)         .12(1)            .07(1)
  Net gains or losses on securities
    (both realized and unrealized)      (1.48)          6.11           3.61           4.80         1.82               .52
                                     -----------------------------------------------------------------------------------------------
  Total from investment operations      (1.58)          5.96           3.48           4.72         1.94               .59
                                     -----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income ........................        --             --             --             --         (.14)             (.04)
  Distributions from realized gains        --           (.43)            --           (.79)        (.01)               --
                                     -----------------------------------------------------------------------------------------------
  Total distributions .............        --           (.43)            --           (.79)        (.15)             (.04)
                                     -----------------------------------------------------------------------------------------------
Net asset value, end of period ....    $23.70         $25.28         $19.75         $16.27       $12.34            $10.55
                                     -----------------------------------------------------------------------------------------------
Total return ......................   -6.25%+          30.44%         21.39%         39.17%       18.36%             5.93%+
                                     ===============================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ..................   $41,019        $45,370        $34,103        $29,675      $18,081           $12,448
Ratio of operating expenses to
  average net assets ..............      1.43%*(5)      1.49%(5)       1.58%(4)       1.69%(4)     1.97%(2)(3)       2.45%*(2)(3)
Ratio of net investment (loss)
  income to average net assets ....     (0.80)%*       (0.69)%        (0.76)%        (0.60)%      (0.64)%(2)(3)     (0.32)%*(2)(3)
Portfolio turnover rate ...........         5%+           37%            36%            49%          56%               17%+

(1) Net of custody fee credits, expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund for the periods ended March 31, 1997 and 1996, net investment loss per share would have been $(.07) and $(.001), respectively.

(2) Due to the reimbursement of expenses and waiver of fees by the Adviser, data are not indicative of future periods.

(3) Before custody fee credits, expense reimbursement and fees waived by the Adviser. After expense reimbursement and fees waived for the periods ended March 31, 1997 and 1996, ratio of expenses to average net assets was 0.40% and 0%* respectively; and ratio of net investment income to average net assets was 0.93% and 2.13%* respectively.

(4)  Before offset of custody credits.

(5) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 1.48% for the year ended March 31, 2000 and unchanged for the six month period ended September 30, 2000 (unaudited).

*    Annualized

+    Not annualized

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              11

                                Value Line U.S. Multinational Company Fund, Inc.


                         The Value Line Family of Funds

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and the National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

INVESTMENT ADVISER            Value Line, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

DISTRIBUTOR                   Value Line Securities, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

CUSTODIAN BANK                State Street Bank and Trust Co.
                              225 Franklin Street
                              Boston, MA 02110

SHAREHOLDER                   State Street Bank and Trust Co.
SERVICING AGENT               c/o NFDS
                              P.O. Box 219729
                              Kansas City, MO 64121-9729

INDEPENDENT                   PricewaterhouseCoopers LLP
ACCOUNTANTS                   1177 Avenue of the Americas
                              New York, NY 10036

LEGAL COUNSEL                 Peter D. Lowenstein, Esq.
                              Two Sound View Drive, Suite 100
                              Greenwich, CT 06830

DIRECTORS                     Jean Bernhard Buttner
                              John W. Chandler
                              Frances T. Newton
                              Francis C. Oakley
                              David H. Porter
                              Paul Craig Roberts
                              Marion N. Ruth
                              Nancy-Beth Sheerr

OFFICERS                      Jean Bernhard Buttner
                              Chairman and President
                              Alan N. Hoffman
                              Vice President
                              Philip J. Orlando
                              Vice President
                              David T. Henigson
                              Vice President and
                              Secretary/Treasurer
                              Stephen La Rosa
                              Assistant Secretary/Treasurer


International investments entail special risk considerations including currency, liquidity, economic and political risks.
The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants, and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor). #514999